Term deposits (Tables)	12 Months Ended
Mar. 31, 2019
Term deposits
Schedule of term deposits

	March 31,
	2018	2019
Fixed deposits with banks	1,012,144	1,029,533
Total	1,012,144	1,029,533
Non-current	6,187	23,548
Current	1,005,957	1,005,985
Total	1,012,144	1,029,533